Debt Securities Held-to-Maturity - Continuous Unrealized Loss Position of Held-to-Maturity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Less Than 12 Months
Fair Value	$ 1,659	$ 41,030
Gross Unrealized (Losses)	(1)	(605)
12 Months or Longer
Fair Value	331,789	307,339
Gross Unrealized (Losses)	(29,642)	(42,090)
Total
Total Fair Value	333,448	348,369
Gross Unrealized (Losses)	(29,643)	(42,695)
U.S. government and agency obligations
Less Than 12 Months
Fair Value	0	0
Gross Unrealized (Losses)	0	0
12 Months or Longer
Fair Value	41,552	39,583
Gross Unrealized (Losses)	(3,321)	(5,288)
Total
Total Fair Value	41,552	39,583
Gross Unrealized (Losses)	(3,321)	(5,288)
Mortgage-backed securities and collateralized mortgage obligations
Less Than 12 Months
Fair Value	1,659	41,030
Gross Unrealized (Losses)	(1)	(605)
12 Months or Longer
Fair Value	290,237	267,756
Gross Unrealized (Losses)	(26,321)	(36,802)
Total
Total Fair Value	291,896	308,786
Gross Unrealized (Losses)	$ (26,322)	$ (37,407)